Other Non-current payables and liabilities - Schedule of Other Non - Current Payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other non-current payables and liabilities [abstract]
Long-term Accounts Payable	$ 9,176,992	$ 7,838,339	$ 32,062
(Present Value Discount)	0	0	(236)
Total	$ 9,176,992	$ 7,838,339	$ 31,826